DEBT INSTRUMENTS IN ISSUE - Bonds classified by currency, term and type of issue (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued	$ 21,093,864	$ 19,126,593
Local currency bonds | Subordinated bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued	1,213,988	1,216,831
Local currency bonds | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued	2,976,789	2,942,234
Foreign currency bonds | Subordinated bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued	7,753,417	6,659,541
Foreign currency bonds | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued	9,149,670	8,307,987
Less than 1 year
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued	408,859	151,992
Less than 1 year | Foreign currency bonds | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued	408,859	151,992
1 to 3 years
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued	205,913	588,958
1 to 3 years | Foreign currency bonds | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued	205,913	588,958
3 to 5 years
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued	495,884	438,994
3 to 5 years | Local currency bonds | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued	164,753	154,671
3 to 5 years | Foreign currency bonds | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued	331,131	284,323
Greater than 5 years
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued	19,983,208	17,946,649
Greater than 5 years | Local currency bonds | Subordinated bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued	1,213,988	1,216,831
Greater than 5 years | Local currency bonds | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued	2,812,036	2,787,563
Greater than 5 years | Foreign currency bonds | Subordinated bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued	7,753,417	6,659,541
Greater than 5 years | Foreign currency bonds | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued	$ 8,203,767	$ 7,282,714